28-5806

NON-PUBLIC

CONFIDENTIAL

REC'D S.E.C.
AUG 1 3 1998

13FCON P 11/20/03

OMB APPROVAL
OMB [redacted]
Expi
Estin
hour

98 12 5273

SEC USE ONLY

UNITES STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended June 30, 1998

(Please read instructions before preparing form.)

CONFIDENTIAL TREATMENT EXPIRED and CONFIDENTIAL TREATMENT DENIED

If amended report check here: ☐ BEST AVAILABLE COPY

Staro Asset Management, L.L.C.
Name of Institutional Investment Manager

1500 W. Market Street	Suite 200	Mequon	Wisconsin	53092
Business Address	(Street)	(City)	(State)	(zip)

Michael A. Roth (414) 241-1810 Managing General Partner
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 7ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Mequon and State of Wisconsin on the 7th day of August, 1998

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Staro Asset Management, L.L.C.
(Name of Institutional Investment Manager)

Michael A Roth
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): *(List in alphabetical order).*

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name: n/a	13F File No.:	Name:	13F File No.:
1.		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

CONFIDENTIAL

Form 13F
STARO ASSET MANAGEMENT

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	(b) Shared As Define in Instr. V.	c) Shared-Other	Item 7 Managers ee Instr. V	Item 8: oting Authority (Shares) (a) Sole	(b) Shared	(c) None
Apple Computer Inc.	Options	037833900	$2,868,750	1,000(C)	X				X		
Arkansas Best Corp.	Preferred	040790206	$988,000	26,000	X				X		
Abbott Laboratories	Common	002824100	$400,575	9,800	X				X		
Aetna Life & Casualty Co.	Common	008117103	$7,384,125	97,000	X				X		
Advanced Micro Devices	Options	007903907	$850,000	500(C)	X				X		
Amazon.Com Inc.	Common	023135106	$997,500	10,000	X				X		
Act Networks Inc.	Options	000975902	$175,000	200(C)	X				X		
Atmel Corp.	Debt	049513AB0	$2,716,000	9,700	X				X		
Base Ten Systems - Class A	Common	069779205	$212,313	79,000	X				X		
Breed Technologies Inc.	Common	106702103	$3,269,219	213,500	X				X		
BJ Services Co.	Warrants	055482111	$5,101,425	165,900	X				X		
Boston Scientific Corp.	Options	101137907	$29,646,563	4,150(C)	X				X		
Cal Fed Bank	Rights	130209703	$2,933,613	128,950	X				X		
Caterpillar Inc.	Common	149123101	$475,875	9,000	X				X		
Coeur D'Alene Mining	Common	192108108	$579,150	85,800	X				X		
Brightpoint	Debt	109473AA6	$5,654,438	14,225	X				X		
Central Garden & Pet Co.	Debt	153527AC0	$16,462,710	13,014	X				X		
Corporate Express Inc.	Common	219888104	$888,315	70,015	X				X		
Charming Shoppes	Debt	161133AA1	$13,604,220	14,396	X				X		
Cellstar Corp.	Options	150925955	$1,293,750	1,000(P)	X				X		
Casmyn Corp.	Common	147619100	$15,969	511,824	X				X		
Conseco Inc.	Common	208464107	$3,394,518	72,610	X				X		
Connect Inc.	Common	207528308	$702,767	611,102	X				X		
Centocor Inc.	Options	152342951	$3,625,000	1,000(P)	X				X		
Centocor Inc.	Debt	152342AC5	$35,715,044	36,305	X				X		
Costco Companies Inc.	Debt	22160QAC6	$21,204,000	27,900	X				X		
Cisco Systems Inc.	Options	17275R902	$18,412,500	2,000(C)	X				X		
C-Cube Microsystems	Common	125015107	$201,150	10,800	X				X		
Cymer Inc.	Options	232572907	$806,250	500(C)	X				X		
DuPont E I De Nemours & Co.	Options	263534909	$1,232,500	200(C)	X				X		
Data General	Debt	237688AG1	$3,720,938	4,050	X				X		
Diamond Offshore Drilling	Debt	25271CAA0	$9,048,000	7,800	X				X		
Duramed Pharmaceuticals	Common	266354109	$2,321,203	417,295	X				X		
Devon Energy Corporation	Common	251799102	$6,987,500	200,000	X				X		
Elsag Bailey	Common	N295S101	$848,877	35,278	X				X		

CONFIDENTIAL

CONFIDENTIAL

ECI Telecommunications	Common	268258100	$344,663	9,100	X				X		
Einstein/Noah Bagel Corp.	Common	282577105	$878,750	190,000	X				X		
Einstein/Noah Bagel Corp.	Debt	282577AC9	$6,099,908	10,041	X				X		
Ensco International Inc.	Common	26874Q100	$4,070,500	232,600	X				X		
EVI Weatherford Inc.	Options	26926D957	$3,700,000	1,000(P)	X				X		
R & B Falcon Corp.	Common	74912E101	$8,652,569	382,434	X				X		
First Union Corp.	Common	337358105	$44,889,198	770,630	X				X		
First Union Corp.	Options	337358905	$5,825,000	1,000(C)	X				X		
Gillette Company	Options	375766902	$2,834,375	500(C)	X				X		
Genesco Inc.	Debt	371532AK8	$4,659,688	4,625	X				X		
Genzyme-Genl	Debt	372917AE4	$837,000	900	X				X		
Golden State Bank	Warrants	381197128	$10,419,712	443,392	X				X		
Genzyme Transgenics Corp.	Common	37246E105	$581,250	75,000	X				X		
Hasbro Inc.	Options	418056907	$1,572,500	400(C)	X				X		
Hayes Corporation	Common	420762304	$280,566	97,588	X				X		
HMT Technology Corp.	Debt	403917AD9	$30,420,275	41,959	X				X		
Heinz (H.J.) Co.	Options	423074903	$2,806,250	500(C)	X				X		
Hutchinson Tech	Common	448407106	$5,450,000	200,000	X				X		
Hutchinson Tech	Options	448407956	$545,000	200(P)	X				X		
Hutchinson Tech	Debt	448407AA4	$12,302,938	10,675	X				X		
Hewlett-Packard	Debt	428236AC7	$19,566,555	36,573	X				X		
International Business Machines	Options	459200901	$22,962,500	2,000(C)	X				X		
Inacom Corp.	Debt	45323GAC3	$17,857,125	17,550	X				X		
Intel	Options	458140900	$22,218,750	3,000(C)	X				X		
International Tech Corp.	Preferred	460465305	$9,105,369	466,942	X				X		
J. Baker Inc.	Debt	057232AA8	$2,028,943	2,119	X				X		
Jacor Communications Inc.	Warrants	469858138	$4,018,968	750,500	X				X		
Kaufman & Broad Home Corp.	Common	486168107	$3,162,500	100,000	X				X		
Key Energy Group	Options	492914906	$984,375	750(C)	X				X		
Lasersight Inc.	Common	517924106	$283,582	161,936	X				X		
Lernout & Hauspie Speech	Common	B5628B104	$52,226,562	875,000	X				X		
Masco Corp.	Options	574599906	$3,025,000	500(C)	X				X		
McDonald's Corporation	Common	580135101	$552,000	8,000	X				X		
Medtronic Inc.	Options	585055906	$3,187,500	500(C)	X				X		
Mueller Industries Inc.	Common	624756102	$278,438	7,500	X				X		
Money Store Inc.	Options	60934T901	$593,906	175(C)	X				X		
Miravant Medical Technology	Common	604690107	$6,851,256	310,100	X				X		
Miravant Medical Technology	Options	604690957	$662,811	300(P)	X				X		
Nabors Industries Inc.	Debt	629568AA4	$4,941,405	3,969	X				X		
Noble Drilling Corp.	Common	655042109	$329,656	13,700	X				X		
Nexstar Pharmaceuticals Inc.	Debt	65333BAC0	$16,041,948	18,400	X				X		
Owens-Illinois Inc.	Preferred	690768502	$521,250	10,000	X				X		

CONFIDENTIAL

CONFIDENTIAL

Oracle Corporation	Options	68389X905	$2,456,250	1,000(C)	X				X		
Organogenesis Inc.	Common	685906109	$1,397,135	70,741	X				X		
Pride International Inc.	Debt	741932AB3	$10,442,375	30,050	X				X		
PepsiCo Inc.	Options	713448908	$2,623,644	637(C)	X				X		
Pioneer Standard Electronics	Common	723877106	$2,406,250	250,000	X				X		
Parker Drilling	Debt	701081AD3	$26,390,800	31,048	X				X		
Pharmaceutical Marketing	Debt	717123AA1	$1,862,450	1,930	X				X		
Patina Oil & Gas Corp.	Preferred	703224204	$4,041,779	156,204	X				X		
Patina Oil & Gas Corp.	Warrants	703224113	$110,412	98,144	X				X		
PPG Industries Inc.	Common	693506107	$1,281,100	18,400	X				X		
PHP Healthcare Corp.	Common	693344103	$1,475,000	200,000	X				X		
Premiere Technology	Debt	74058FAC6	$3,104,000	4,850	X				X		
Qualcom Inc.	Options	727545903	$2,809,375	500(C)	X				X		
Quarterdeck Corporation	Common	747712107	$323,345	470,320	X				X		
Qwest Communications Intl.	Common	749121109	$17,660,003	506,380	X				X		
Qwest Communications Intl.	Options	749121909	$1,813,500	520(C)	X				X		
Readers Digest Assn.	Options	755267901	$610,313	225(C)	X				X		
Read-Rite Corp.	Common	755246105	$3,358,662	370,611	X				X		
Read-Rite Corp.	Debt	755246AA3	$18,422,773	29,359	X				X		
Reptron Electronics Inc.	Common	76026W109	$1,282,088	114,600	X				X		
Reptron Electronics Inc.	Debt	76026WAA7	$7,269,500	9,380	X				X		
Robbins & Myers Inc.	Debt	770196AA1	$6,431,840	5,272	X				X		
Rockwell International Corp.	Options	773903909	$3,139,200	654(C)	X				X		
Res-Care Inc.	Common	760943100	$5,531,250	300,000	X				X		
Rouse Company	Preferred	779273309	$12,082,850	256,400	X				X		
SCI Systems Inc.	Debt	783890AD8	$29,846,283	18,435	X				X		
Santa Fe International Corp.	Common	G7805C108	$1,327,975	43,900	X				X		
Sealed Air Corp.	Preferred	81211K209	$51,665,877	1,210,328	X				X		
Servico Inc.	Common	817648108	$7,500,000	500,000	X				X		
Silicon Graphics Inc.	Debt	827056AC6	$43,021,035	50,317	X				X		
Sun Healthcare Group Inc.	Common	866933104	$9,601,313	656,500	X				X		
Smith International Inc.	Common	832110100	$522,188	15,000	X				X		
Skytel Communications Inc.	Preferred	83087Q302	$348,750	10,000	X				X		
Simula Inc.	Common	829206101	$3,315,000	204,000	X				X		
Simula Inc.	Debt	829206AB7	$5,091,840	4,992	X				X		
Sunbeam Corporation	Common	867071102	$6,079,750	586,000	X				X		
Sunbeam Corporation	Options	867071952	$309,175	298(P)	X				X		
System Software Assoc. Inc.	Debt	871839AA4	$2,000,000	2,500	X				X		
Tel-Save Holdings Inc.	Common	879176105	$26,405,450	1,790,200	X				X		
Tel-Save Holdings Inc.	Options	879176905	$2,699,250	1,830(C)	X				X		
Tel-Save Holdings Inc.	Debt	879176AC9	$37,012,250	47,300	X				X		
Thermo Cardiosystems Inc.	Debt	88355KAA9	$4,457,400	4,370	X				X		

CONFIDENTIAL

Tidewater Inc.	Common	886423102	$4,319,700	130,900	X				X		
Titan Corp.	Debt	888266AA1	$2,017,445	1,150	X				X		
Trans World Airlines	Common	893349837	$14,528,113	1,400,300	X				X		
Trans World Airlines	Options	893349907	$10,115,625	975(C)	X				X		
Texas Instruments Inc.	Options	882508904	$5,800,000	1,000(C)	X				X		
Unisys Corp.	Preferred	909214207	$2,382,600	45,600	X				X		
U.S. Filter Corp.	Debt	911843AF7	$1,164,020	1,144	X				X		
Vanstar Corp.	Options	92208M958	$218,438	150(P)	X				X		
Winstar Comm	Common	975515107	$8,587,500	200,000	X				X		
Western Digital Corp.	Debt	958102AF2	$8,826,394	33,465	X				X		
Western Gas Resources Inc.	Preferred	958259301	$1,267,250	34,250	X				X		
Wheeling Pittsburgh - Class A	Preferred	929248201	$5,837,588	124,204	X				X		
Wheeling Pittsburgh - Class B	Preferred	929248300	$18,169,597	421,324	X				X		
Telular Corp.	Common	87970T109	$400,563	206,742	X				X		
Zenith Electric Corp.	Common	989349105	$9,375	25,000	X				X		
			$996,481,936								
Sheet B Risk Arb Totals:			**$289,930,395**								
AGGREGATE TOTALS:			**$1,286,412,331**								

CONFIDENTIAL

Form 13F
STARO ASSET MANAGEMENT

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	(b) Shared As Defined in Instr. V.	(c) Shared-Other	Item 7: Managers See Instr. V	Item 8: oting Authority (Shares) (a) Sole	(b) Shared	(c) None
American Bankers Insurance Grp.	Common	024456105	$28,328,796	471,135	X				X		
American Bankers Insurance Grp.	Options	024456905	$7,515,625	1.250(C)	X				X		
Ahmanson & Co.	Common	008677106	$43,548,000	611,200	X				X		
Albank Financial Corp.	Common	012046108	$1,869,906	26,500	X				X		
Bay Networks Inc.	Common	072510100	$7,640,025	236,900	X				X		
Bell Sports Corp.	Common	077903102	$712,500	75,000	X				X		
Chrysler Corp.	Options	171196908	$2,818,750	500(C)	X				X		
Camco International Inc.	Common	132632100	$17,724,350	227,600	X				X		
Coherent Communication Sys.	Common	192478105	$4,948,125	105,000	X				X		
Cendant Corporation	Common	151313103	$3,003,701	146,522	X				X		
Capstar Hotel Corp.	Common	140918103	$817,600	29,200	X				X		
Celadon Group Inc.	Common	150838100	$665,000	35,000	X				X		
Diamler-Benz	Common	233829308	$4,865,625	50,000	X				X		
DSC Communications Corp.	Common	233311109	$2,261,760	75,392	X				X		
DSC Communications Corp.	Options	233311909	$498,750	1,900(C)	X				X		
DSC Communications Corp.	Debt	233311AC3	$41,817,015	39,684	X				X		
Dekalb Genetics Corp. - Class B	Common	244878203	$10,408,750	110,000	X				X		
Delta & Pine Land Co.	Common	247357106	$8,766,500	197,000	X				X		
First Chicago NBD Corp.	Common	31945A100	$7,160,900	80,800	X				X		
Giant Food Inc. - Class A	Common	374478105	$32,749,031	760,500	X				X		
Intersolv	Common	46070J106	$1,903,406	118,500	X				X		
Quaker State Corp.	Common	747410108	$617,100	37,400	X				X		
Little Switzerland Inc.	Common	537528101	$1,168,563	267,100	X				X		
Micro Focus Group	Common	594836306	$7,464,750	222,000	X				X		
Mycogen Corp.	Common	628452104	$391,709	16,300	X				X		
Neurex Corp.	Common	641238100	$10,099,688	332,500	X				X		
Outlook Group Corp.	Common	690113105	$510,000	120,000	X				X		
Physio-Control Intl. Corp.	Common	719431108	$289,438	11,000	X				X		
Schlumberger Ltd.	Options	806857908	$1,366,250	200(C)	X				X		
Station Casinos Inc.	Common	857689103	$1,035,000	69,000	X				X		
Trans Financial Inc.	Common	89323N102	$860,625	15,000	X				X		
Travelers Group Inc.	Common	894190107	$9,851,563	162,500	X				X		
United Healthcare Corp.	Common	910581107	$3,996,094	62,500	X				X		
US Surgical Corp.	Common	912707106	$18,624,125	408,200	X				X		
Vitalink Pharmacy Services	Common	92846E104	$1,562,000	71,000	X				X		
Venator Group Inc.	Common	922944103	$2,069,375	107,500	X				X		
Sheet B Risk Arb Totals:			**$289,930,395**								
AGGREGATE TOTALS:			**$1,286,412,331**								

CONFIDENTIAL